Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Operating Revenue by Source of Revenue Stream
The following table compares our operating revenues by the source of revenue stream for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31, (in thousands)
	2018	2019	2020
Operating revenues:
Time charters	$168,500	$168,641	$177,762
Time charters from Luna Pool collaborative arrangements	—	—	606
Voyage charters	141,546	132,744	141,903
Voyage charters from Luna Pool collaborative arrangements	—	—	12,224

Total operating revenues	$310,046	$301,385	$332,495

Committed Time Charter Income	The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2021:*	$125,714
2022:	$60,065
2023:	$48,452
2024:	$21,516
2025:	$21,480
2026 onwards:	$25,578

*
The committed time charter revenue for the period ended December 31, 2021 includes an extension to a charter party agreement agreed on January 5, 2021 with a new rate applicable from December 23, 2020.